Reinsurance - Significant Effects of Reinsurance on the Statement of Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Net premiums
Direct premiums	$ 10,427	$ 10,989	$ 31,536	$ 33,352	$ 43,801	$ 46,881
Reinsurance assumed	908	1,170	2,986	3,150	4,179	4,463
Reinsurance ceded	(15,827)	(16,243)	(47,265)	(47,916)	(63,459)	(68,632)
Net premiums	(4,492)	(4,084)	(12,743)	(11,414)	(15,479)	(17,288)
Policyholder Benefits and Claims Incurred, Net [Abstract]
Remeasurement gain on policy liabilities	3,846	3,751	6,871	11,057	16,237	11,757
Policyholder Benefits and Claims Incurred, Direct	14,557	15,238	50,202	51,458	76,994	61,567
Policyholder Benefits and Claims Incurred, Assumed	1,979	2,377	9,656	4,287	6,277	8,615
Reinsurance ceded, net of provision for credit losses	(18,654)	(19,007)	(61,247)	(62,285)	(93,362)	(75,673)
Policyholder Benefits and Claims Incurred, Net, Total	(2,118)	(1,392)	(1,389)	(6,540)	(10,091)	(5,491)
Provision for credit losses for reinsurance recoverables	$ (100)	$ 100	$ 300	$ (300)	$ (400)	$ 100